Interests in Associates (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Interests in Associates

	December 31,
	2018	2019
	RMB	RMB
Cost of investment in associates	36,933	37,173
Share of post-acquisition changes in net assets	1,118	2,019

	38,051	39,192

Fair value of listed investments	46,797	55,601

Details of Principal Associates Accounted for under Equity Method
The Group’s interests in associates are accounted for under the equity method. Details of the Group’s principal associates are as follows:

Name of company	Attributable equity interest	Principal activities
China Tower Corporation Limited (Note (i))	20.5%	Construction, maintenance and operation of telecommunications towers as well as ancillary facilities
Shanghai Information Investment Incorporation (Note (ii))	24.0%	Provision of information technology consultancy services

Notes:
(i)
China Tower Corporation Limited (“China Tower”) is established and operated in the PRC, and listed on the Main Board of The Stock Exchange of Hong Kong Limited on August 8, 2018. Income from investments in associates for the year ended December 31, 2018 includes: (a) a one-off
gain amounting to RMB1,170 arising from the dilution of the Company’s share in China Tower in respect of China Tower’s listing, including those released from the deferred gain from the disposal of telecommunications towers and related assets (the “Tower Assets Disposal”); and (b) share of profits of associates.

(ii)	Shanghai Information Investment Incorporation (“Shanghai Info-investment”) is established and operated in the PRC and is not traded on any stock exchange.

Summarized Financial Information of Associates and Reconciled to Carrying Amounts of Interests in Associates in Consolidated Financial Statements
Aggregate financial information of the Group’s associates that are not individually material is disclosed below:

	2018	2019
	RMB	RMB
The Group’s share of profit of these associates	14	85

The Group’s share of total comprehensive income of these associates	14	85

	December 31,
	2018	2019
	RMB	RMB
Aggregate carrying amount of interests in these associates in the consolidated financial statements of the Group	863	1,175

Shanghai Info Investment Incorporation [member]
Statement [LineItems]
Summarized Financial Information of Associates and Reconciled to Carrying Amounts of Interests in Associates in Consolidated Financial Statements
Summarized financial information of the Group’s principal associates and reconciled to the carrying amounts of interests in associates in the Group’s consolidated financial statements are disclosed below:

	China Tower
	December 31,
	2018	2019
	RMB	RMB
Current assets	31,799	40,995
Non-current assets	283,565	297,072
Current liabilities	114,759	128,364
Non-current liabilities	20,103	27,142

	2018	2019
	RMB	RMB
Operating revenues	71,819	76,428
Profit for the year	2,650	5,221
Other comprehensive income for the year	—	—
Total comprehensive income for the year	2,650	5,221
Dividend received from the associate	—	81

Reconcile to the Group’s interests in the associate:

	December 31,
	2018	2019
	RMB	RMB
Net assets of the associate	180,502	182,561
Non-controlling interests of the associate	—	(2)
The Group’s effective interest in the associate	20.5%	20.5%
The Group’s share of net assets of the associate	37,003	37,425
Adjustment for the remaining balance of the deferred gain from the Tower Assets Disposal	(1,013)	(865)
Carrying amount of the interest in the associate in the consolidated financial statements of the Group	35,990	36,560

	Shanghai Info - Investment December 31,
	2018	2019
	RMB	RMB
Current assets	7,181	4,292
Non-current assets	8,592	5,203
Current liabilities	6,615	2,494
Non-current liabilities	1,985	787

	2018	2019
	RMB	RMB
Operating revenues	4,337	3,214
Profit for the year	586	1,158
Other comprehensive income for the year	(29)	(7)
Total comprehensive income for the year	557	1,151
Dividend received from the associate	9	9

Reconcile to the Group’s interests in the associate:

	December 31,
	2018	2019
	RMB	RMB
Net assets of the associate	7,173	6,214
Non-controlling interests of the associate	(2,180)	(144)
The Group’s effective interest in the associate	24.0%	24.0%
The Group’s share of net assets of the associate	1,198	1,457
Carrying amount of the interest in the associate in the consolidated financial statements of the Group	1,198	1,457